CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss) income (note 13) USD ($)	Accumulated other comprehensive (loss) income (note 13) CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total Qunar Cayman Islands Limited's shareholders' (deficit) equity USD ($)	Total Qunar Cayman Islands Limited's shareholders' (deficit) equity CNY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest CNY (¥)	Class A ordinary shares USD ($) shares	Class A ordinary shares CNY (¥) shares	Class B ordinary shares USD ($) shares	Class B ordinary shares CNY (¥) shares	USD ($)	CNY (¥)
Balance at Dec. 31, 2012	¥ 1,172		¥ (716,364)		¥ (11,603)				¥ (212,129)		¥ (938,924)								¥ (938,924)
Balance (in shares) at Dec. 31, 2012 | shares	181,402,116
Increase (Decrease) in Stockholders' Equity
Net loss									(187,289)		(187,289)								(187,289)
Other comprehensive (loss)/income					(16,873)						(16,873)								(16,873)
Issuance of ordinary shares (note 14)	¥ 135		354,451								354,586								354,586
Issuance of ordinary shares (note 14) (in shares) | shares	21,662,296
Re-designation of ordinary shares to Class A ordinary shares (note 14)	¥ (1,307)														¥ 1,307
Re-designation of ordinary shares to Class A common shares (note 14) (in shares) | shares	(203,064,412)													203,064,412	203,064,412
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares															¥ (3)		¥ 3
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares (in shares) | shares														(494,550)	(494,550)	494,550	494,550
Issuance of Class B ordinary shares (note 14)			1,182,878								1,183,115						¥ 237		1,183,115
Issuance of Class B ordinary shares (note 14) (in shares) | shares																38,838,400	38,838,400
Initial public offering costs			(101,146)								(101,146)								(101,146)
Proceeds from issuance of ordinary shares previously subject to escrow (note 1)			17,298								17,298								17,298
Distribution and payment of CERH Fees			(14,620)								(14,620)								(14,620)
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 14)			998,056								998,666				¥ 610				998,666
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 14) (in shares) | shares														100,280,392	100,280,392
Online marketing services contributed by a related party (note 11)			5,920								5,920								5,920
Imputed interest on loan due to related party (note 11)			2,050								2,050								2,050
Exercise of stock options			1,474								1,474								1,474
Share-based compensation			58,170								58,170								58,170
Balance at Dec. 31, 2013			1,788,167		(28,476)				(399,418)		1,362,427				¥ 1,914		¥ 240		1,362,427
Balance (in shares) at Dec. 31, 2013 | shares														302,850,254	302,850,254	39,332,950	39,332,950
Increase (Decrease) in Stockholders' Equity
Net loss									(1,846,901)		(1,846,901)								(1,846,901)
Other comprehensive (loss)/income					32,639						32,639								32,639
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares															¥ (488)		¥ 488
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares (in shares) | shares														(78,551,075)	(78,551,075)	78,551,075	78,551,075
Distribution and payment of CERH Fees			(2,980)								(2,980)								(2,980)
Online marketing services contributed by a related party (note 11)			3,304								3,304								3,304
Exercise of stock options			14,898								15,001						¥ 103		15,001
Exercise of stock options (in shares) | shares																16,492,497	16,492,497
Share-based compensation			265,924								265,924								265,924
Balance at Dec. 31, 2014			2,069,313		4,163				(2,246,319)		(170,586)				¥ 1,426		¥ 831		(170,586)
Balance (in shares) at Dec. 31, 2014 | shares														224,299,179	224,299,179	134,376,522	134,376,522
Increase (Decrease) in Stockholders' Equity
Net loss							¥ 3,011		(7,345,720)		(7,342,709)		¥ (6,622)					$ (1,134,541)	(7,349,331)
Other comprehensive (loss)/income					132,647						132,647								132,647
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares															¥ (1,339)		¥ 1,339
Conversion/Transfer of Class A ordinary shares to Class B ordinary shares (in shares) | shares														(210,781,507)	(210,781,507)	210,781,507	210,781,507
Issuance of Class B ordinary shares (note 14)			1,932,003								1,932,130						¥ 127		1,932,130
Issuance of Class B ordinary shares (note 14) (in shares) | shares																20,526,318	20,526,318
Distribution and payment of CERH Fees			(583)								(583)								(583)
Exercise of stock options			210,602								210,872						¥ 270		210,872
Exercise of stock options (in shares) | shares																42,070,053	42,070,053
Share-based compensation			4,781,334								4,781,334								4,781,334
Acquisition of subsidiaries			(3,848)								(3,848)		11,904						8,056
Exercise of Zhixin warrants			1,099,183								1,099,254						¥ 71		1,099,254
Exercise of Zhixin warrants (in shares) | shares																11,450,000	11,450,000
Issuance of long-term debt (Note11)			559,575								559,575								559,575
Balance at Dec. 31, 2015		$ 1,643,703	¥ 10,647,579	$ 21,120	¥ 136,810	$ 465	¥ 3,011	$ (1,480,756)	¥ (9,592,039)	$ 184,952	¥ 1,198,086	$ 815	¥ 5,282	$ 13	¥ 87	$ 407	¥ 2,638	$ 185,767	¥ 1,203,368
Balance (in shares) at Dec. 31, 2015 | shares														13,517,672	13,517,672	419,204,400	419,204,400